Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Furniture and fixture	806,471	806,471	103,824
Computers	1,785,064	1,914,442	246,462
Leasehold improvement	749,468	1,899,106	244,488
Motor vehicles	9,000	9,000	1,159
Office equipment	1,960,935	749,306	96,464
Property and equipment	5,310,938	5,378,325	692,397
Less: accumulated depreciation	(4,433,936)	(5,081,087)	(654,132)
Property and equipment, net	877,002	297,238	38,265

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were HK$1,403,267 HK$1,167,514 and HK$706,691 (US$90,978), respectively.